DERIVATIVE FINANCIAL INSTRUMENTS (Narrative) (Details) - Dec. 31, 2024 € in Millions, $ in Millions, ¥ in Billions	EUR (€)	USD ($)	JPY (¥)
Forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount | €	€ 570.3
Forward contract | Ternium Mexico S.A. de C.V. | EUR
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 617.4
Forward contract | Ternium Procurement S.A. | EUR
Disclosure of detailed information about financial instruments [line items]
Notional amount		17.7
Forward contract | Ternium Argentina | ARS
Disclosure of detailed information about financial instruments [line items]
Notional amount		37.8
Forward contract | Mineraçao Usiminas | Iron Ore
Disclosure of detailed information about financial instruments [line items]
Notional amount		61.5
Swap contract | Ternium Mexico S.A. de C.V. | Zinc
Disclosure of detailed information about financial instruments [line items]
Notional amount		9.0
Non-deliverable forward contract | Ternium Mexico S.A. de C.V.
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥			¥ 1.8
Non-deliverable forward contract | Ternium Mexico S.A. de C.V. | MXN
Disclosure of detailed information about financial instruments [line items]
Notional amount		900.0
Non-deliverable forward contract | Ternium Mexico S.A. de C.V. | Yen (JPY)
Disclosure of detailed information about financial instruments [line items]
Notional amount		11.8
Non-deliverable forward contract | Ternium Colombia S.A.S | COP
Disclosure of detailed information about financial instruments [line items]
Notional amount		30.0
Non-deliverable forward contract | Ternium Guatemala | GTQ
Disclosure of detailed information about financial instruments [line items]
Notional amount		2.0
Non-deliverable forward contract | Ternium del Atlántico S.A.S | COP
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 38.0